Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Significant Accounting Policies

3 SIGNIFICANT ACCOUNTING POLICIES

The Trust’s accounting policies follow those of Shell as set out in Note 2 to the Consolidated Financial Statements. The following are Trust-specific policies.

PRESENTATION AND FUNCTIONAL CURRENCY

The Trust’s presentation and functional currency is sterling. The Trust’s dividend income and dividends paid are principally in sterling.

DIVIDEND INCOME

Dividends on the dividend access shares are recognised on a paid basis unless the dividend has been confirmed by a general meeting of Shell Transport or BG, in which case income is recognised on the date on which receipt is deemed virtually certain.

DISTRIBUTIONS MADE

Amounts are recorded as distributed once a wire transfer or cheque is issued. To the extent that cheques expire or are returned unpresented, the Trust records a liability for unclaimed dividends and a corresponding amount of cash.

Parent [Member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Significant Accounting Policies

2 SIGNIFICANT ACCOUNTING POLICIES

The Company’s accounting policies follow those of Shell as set out in Note 2 to the Consolidated Financial Statements. The following are Company-specific policies and changes to IFRS not yet adopted.

PRESENTATION AND FUNCTIONAL CURRENCY

The Company’s presentation and functional currency is US dollars (dollars).

INVESTMENTS

Investments in subsidiaries are stated at cost, net of any impairment. For the purposes of determining whether impairment of investments in subsidiaries has occurred, and the extent of any impairment loss or its reversal, the key assumptions management uses in estimating risk-adjusted future cash flows for value-in-use measures include future oil and gas prices, expected production volumes and refining margins appropriate to the local circumstances and environment. These assumptions and the judgements of management that are based on them are subject to change as new information becomes available. Cash flow estimates are risk-adjusted to reflect local conditions as appropriate and discounted at a rate based on Shell's marginal cost of debt. Changes in economic conditions can also affect the rate used to discount future cash flow estimates. Future price assumptions are presented in Note 8 to the Consolidated Financial Statements.

The original cost of the Company’s investment in Royal Dutch Petroleum Company (Royal Dutch) was based on the fair value of the shares transferred to the Company by the former shareholders of Royal Dutch in exchange for A shares in the Company during the public exchange offer in 2005. The original cost of the Company’s investment in The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited (Shell Transport), was the fair value of the shares held by the former shareholders of The “Shell” Transport and Trading Company, p.l.c. transferred in consideration for the issuance of B shares as part of the Scheme of Arrangement in 2005. The Company’s investments in Royal Dutch and Shell Transport now represent an investment in Shell Petroleum N.V. (Shell Petroleum); this change had no impact on the cost of investments in subsidiaries.

DIVIDEND INCOME

Dividends are recognised on a paid basis unless the dividend has been confirmed by a general meeting of Shell Petroleum, in which case income is recognised on the date at which receipt is deemed virtually certain.

SHARE-BASED COMPENSATION PLANS

The fair value of share-based compensation for equity-settled plans granted to employees of subsidiaries under the Company’s plans is recognised as an investment in subsidiaries from the date of grant over the vesting period with a corresponding increase in equity. Changes in the fair value of share-based compensation for cash-settled plans relating to employees of subsidiaries are recognised as an investment in subsidiaries with a corresponding change in liabilities. In the year of vesting of a plan, the costs for the actual deliveries are charged to the relevant employing subsidiaries. This is recognised as a realisation of the investment originally booked. If the actual vesting costs are higher than the cumulatively recognised share-based compensation charge, the difference is recognised in income.

See Note 21 to the Consolidated Financial Statements for information on the Company’s principal plan.

TAXATION

The Company is tax-resident in the Netherlands. For the assessment of corporate income tax in the Netherlands, the Company and certain of its subsidiaries form a fiscal unit, in respect of which the Company recognises any current tax receivable or payable (and deferred tax asset or liability) for the fiscal unit as a whole to the extent such balances have been settled between the Company and other members of the fiscal unit at the balance sheet date.

The Company’s tax charge or credit recognised in income is calculated at the statutory tax rate prevailing in the Netherlands for current tax and statutory tax rate substantively enacted in the Netherlands for deferred tax.

CHANGES TO IFRS NOT YET ADOPTED
The adoption of IFRS 9 Financial Instruments in 2018 has been assessed and does not have a significant effect on the Company’s accounting or disclosures. See Note 3 to the Consolidated Financial Statements for information on changes to IFRS not yet adopted for Shell.